Long-term Debt - 2018 - Additional Information (Details) $ / shares in Units, $ in Thousands									1 Months Ended					2 Months Ended	3 Months Ended			12 Months Ended
	Nov. 25, 2020 shares	Nov. 03, 2020 shares	Feb. 22, 2019 USD ($) CreditFacility shares	Dec. 31, 2018 USD ($)	Nov. 30, 2018 $ / shares shares	Nov. 22, 2018 shares	Nov. 14, 2018 CAD ($)	Nov. 30, 2017 USD ($) shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($) Tranche	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 CAD ($) draw	Mar. 31, 2018 USD ($) draw	Dec. 31, 2017 draw	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jul. 31, 2022	Apr. 23, 2019 CAD ($)	Mar. 20, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of tranches under credit facility during Q1 2019 | CreditFacility			2
Total Long-term debt																		$ 40,532	$ 8,834	$ 125,804		$ 141,536
Drawdowns limit on the available tranches per month																			18,677
Number of warrants issued | shares	1,578,946	6,315,788
Proceeds from borrowings																		$ 31,533	19,859	$ 79,105
Loss (gain) on extinguishments of liabilities							$ (33,626)												$ 92,374
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis																							19.99%
Cash Paying Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate																					10.00%
Replacement Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants cancelled | shares					100,117
Warrants, term					8 years
Warrants, per share price | $ / shares					$ 1,000.00
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis					19.99%
Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants issued | shares					128,057
Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued | shares			19,402
Credit Facility Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate								8.50%					8.50%
Maturity date before/after modification																		November 30, 2019
Number of tranches under credit facility during Q1 2019 | Tranche													2
Drawdowns limit on the available tranches per month													$ 10,000,000
Proceeds from borrowings																$ 20,000,000
Proceeds from credit facility, remaining amount																$ 60,000,000
Proceeds from credit facility, aggregate amount				$ 80,000,000
Number of draws | draw															2	2	2
Credit Facility Agreement | Tranche One
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt								$ 40,000,000					40,000,000
Credit Facility Agreement | Tranche Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt								40,000,000					$ 40,000,000
Credit Facility Agreement | Tranche Two | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings								10,000,000
Credit Facility Agreement | Tranche Two | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings								$ 11,500,000
Credit Facility Agreement | Warrants #7
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued | shares								54,000
Original Issue Discount Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings															$ 25,892
Settlement of amount under royalty agreement									$ 3,917	$ 3,000,000		$ 3,000,000
Face value of loan agreement									21,172		$ 21,172
Adjustment to carrying amount of OID loan											$ 2,639
Reduction in the face value OID loan									3,917					$ 3,917	$ 3,917
Loss (gain) on extinguishments of liabilities														$ 1,278
Second OID
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value of loan agreement									$ 17,255
Fourth Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate							8.50%
Fourth Loan Agreement | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before/after modification																		September 30, 2024
Fourth Loan Agreement | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before/after modification																		November 30, 2019
Fourth Loan Agreement | Tranche One
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt			$ 10,000,000
Fourth Loan Agreement | Tranche Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt			$ 5,000,000
All three OID Loans | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before/after modification																		September 30, 2024
All three OID Loans | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before/after modification																		July 31, 2022
November 14, 2018 Debt Modification
Disclosure Of Detailed Information About Borrowings [Line Items]
Loss (gain) on extinguishments of liabilities							$ 33,626
Market interest rate used in discounted cash flow model							20.10%
Recognition of modified loans							$ 107,704
Expensing of legal fees incurred with the debt modification							434
Warrants associated on credit facility | shares						6,000
Expensing of increase in the fair value of the warrants (note 18c)							8,778
Expensing of deferred financing fees on Credit Facility							3,245
November 14, 2018 Debt Modification | Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Expensing of increase in the fair value of the warrants (note 18c)							$ 338